Cover	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity File Number	000-53832
Entity Registrant Name	VITALITY BIOPHARMA, INC
Entity Central Index Key	0001438943
Entity Tax Identification Number	75-3268988
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1901 Avenue of the Stars
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(530)
Local Phone Number	231-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VBIO
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable